Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, Subtotal	$ 266,828	$ 273,760
Less: accumulated depreciation and amortization	127,111	70,983
Property and equipment, net	139,717	202,777
Vehicle [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, Subtotal	21,673	22,444
Office and electric equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, Subtotal	124,526	126,399
Leasehold improvement [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, Subtotal	$ 120,629	$ 124,917